revenue from contracts with customers	12 Months Ended
Dec. 31, 2019
revenue from contracts with customers
revenue from contracts with customers

6    revenue from contracts with customers

(a)	Revenues

In the determination of the minimum transaction prices in contracts with customers, amounts are allocated to fulfilling, or completion of fulfilling, future contracted performance obligations. These unfulfilled, or partially unfulfilled, future contracted performance obligations are largely in respect of services to be provided over the duration of the contract. The following table sets out our aggregate estimated minimum transaction prices allocated to remaining unfulfilled, or partially unfulfilled, future contracted performance obligations and the timing of when we might expect to recognize the associated revenues; actual amounts could differ from these estimates due to a variety of factors, including the unpredictable nature of: customer behaviour; industry regulation; the economic environments in which we operate; and competitor behaviour.

As at December 31 (millions)	2019	2018
Estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations to be recognized as revenue in a future period [1,2]
During the 12-month period ending one year hence	$2,405	$2,306
During the 12-month period ending two years hence	930	933
Thereafter	40	24
	$3,375	$3,263
(1)

Excludes constrained variable consideration amounts, amounts arising from contracts originally expected to have a duration of one year or less and, as a permitted practical expedient, amounts arising from contracts that are not affected by revenue recognition timing differences arising from transaction price allocation or from contracts under which we may recognize and bill revenue in an amount that corresponds directly with our completed performance obligations.

(2)

IFRS-IASB requires the explanation of when we expect to recognize as revenue the amounts disclosed as the estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations. The estimated amounts disclosed are based upon contractual terms and maturities. Actual minimum transaction price revenues recognized, and the timing thereof, will differ from these estimates primarily due to the frequency with which the actual durations of contracts with customers do not match their contractual maturities.

(b)    Accounts receivable

As at December 31 (millions)	Note	2019	2018
Customer accounts receivable		$1,570	$1,263
Accrued receivables – customer		180	175
Allowance for doubtful accounts	4(b)	(46)	(53)
		1,704	1,385
Accrued receivables – other		258	215
		$1,962	$1,600

(c)    Contract assets

Years ended December 31 (millions)	Note	2019	2018
Balance, beginning of period		$1,475	$1,303
Net additions arising from operations		1,161	1,455
Amounts billed in period and thus reclassified to accounts receivable [1]		(1,416)	(1,284)
Change in impairment allowance, net	4(b)	17	(1)
Other		1	2
Balance, end of period		$1,238	$1,475
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence		$910	$1,017
The 12-month period ending two years hence		308	444
Thereafter		20	14
Balance, end of period		$1,238	$1,475
Reconciliation of contract assets presented in the Consolidated statements of financial position – current
Gross contract assets		$910	$1,017
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	24	(7)	(3)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	24	(166)	(154)
		$737	$860
(1)	For the year ended December 31, 2019, amounts billed for our wireless segment and reclassified to accounts receivable totalled $1,288 (2018 – $1,180).